Note 8 - Stock Incentive Plan	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
8.	Stock Incentive Plan

A summary of the status of the Company’s unvested shares as of
January 1, 2020,
and changes during the
three
-month period ended
March 31, 2020,
are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2020	23,284	6.77
Granted	–	–
Vested	–	–
Forfeited	–	–
Unvested on March 31, 2020	23,284	6.77

As of
March 31, 2020,
there was
$110,716
of total unrecognized compensation cost related to unvested share-based compensation arrangements granted. That cost is expected to be recognized over a weighted-average period of
0.64
years. The share-based compensation recognized relating to the unvested shares was
$24,862
and
$30,404
for the
three
month periods ended
March 31, 2019
and
2020,
respectively, and is included within “General and administrative expenses” in the unaudited condensed consolidated statements of operations.